AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 23, 1999

                           REGISTRATION NOS. 333-28339
                                    811-08239

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                         PRE-EFFECTIVE AMENDMENT NO.                    [ ]
                       POST-EFFECTIVE AMENDMENT NO. 10                  [X]
                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                               AMENDMENT NO. 13                         [X]

                                    PROFUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                        7900 WISCONSIN AVENUE, SUITE 300
                            BETHESDA, MARYLAND 20814
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
                                 (301) 657-1970
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)
          MICHAEL L. SAPIR, CHAIRMAN             WITH A COPY TO:
           PROFUND ADVISORS LLC                  WILLIAM J. TOMKO
       7900 WISCONSIN AVENUE, SUITE 300        BISYS FUND SERVICES
        Bethesda, Maryland 20814                3435 Stelzer Road
                                              Columbus, Ohio 43219

                 (Name and Address of Agent for Service Process)

Approximate  Date  of  Commencement  of  the  Proposed  Public  Offering  of the
Securities:

It is proposed that this filing will become effective:


------   Immediately upon filing pursuant to paragraph (b)

------   60 days after filing pursuant to paragraph (a) (1)
   X
------   75 days after filing pursuant to paragraph (a) (2)

------   On (date) pursuant to paragraph (b)

------   On (date) pursuant to paragraph (a)(1)

------   On (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following:

------ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note


     This Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A is filed for the purpose of adding disclosure regarding seventeen new series of Registrant to the Registration Statement. Accordingly, this Post-Effective Amendment No. 10 does not relate to the twelve existing "ProFund" series and eleven "ProFund VP" series of Registrant, disclosure concerning which is hereby incorporated by reference from the following documents (File Nos. 333-28339, 811-08239): (1) "ProFund" Prospectus dated May 1, 1999 and supplemented September 20, 1999 and October 19, 1999 and Statement of Additional Information dated May 1, 1999 (revised October 19, 1999), each as filed pursuant to Rule 497 under the Securities Act of 1933; (2) "ProFund VP" Prospectus and Statement of Additional Information dated October 18, 1999, included in Post-Effective Amendment No. 8 to the Registration Statement as filed pursuant to Rule 485(b) under the Securities Act of 1933; and (3) "ProFund" Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed pursuant to Rule 485(a) under the Securities Act of 1933 on November 15, 1999.

                                                              [         ], 2000

                                                                  PROSPECTUS



ProFunds No-Load Mutual Funds

[The UltraSector ProFunds]
 .        Banking ProFund
 .        Basic Materials ProFund
 .        Biotechnology ProFund
 .        Consumer Products ProFund
 .        Electronics ProFund
 .        Energy ProFund
 .        Energy Services ProFund
 .        Financial Services ProFund
 .        Health Care ProFund
 .        Internet ProFund
 .        Leisure ProFund
 .        Precious Metals ProFund
 .        Retailing ProFund
 .        Technology ProFund
 .        Telecommunications ProFund
 .        Transportation ProFund
 .        Utilities ProFund

[Logo]

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               [Table of Contents]

                                    OVERVIEW


THE ULTRASECTOR PROFUNDS' INVESTMENT STRATEGY

            The investment objective of each UltraSector ProFund is capital appreciation. Each UltraSector ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of companies within a specified economic sector.

THE ADVISOR'S INVESTMENT METHODOLOGY

            In managing the UltraSector ProFunds, the investment team of ProFund Advisors LLC (the "Advisor") employs a quantitative model that considers a number of factors to develop a liquid portfolio of stocks that adequately represents a particular market sector. Specifically, the Advisor's investment process screens the broad universe of stocks of issuers that are "principally engaged" in business activities in each industry sector primarily based on liquidity, market capitalization, and correlation relative to the entire industry sector. The Advisor also may consider other factors.

            The Advisor monitors the UltraSector ProFunds' portfolios on an ongoing basis, and adds or deletes stocks from the portfolios as needed. After constructing a portfolio for each UltraSector ProFund, the Advisor intends to utilize futures contracts, options, swaps, and other financial instruments to leverage an UltraSector ProFund's exposure to the relevant business sector. The use of leverage will result in each UltraSector ProFund being exposed to its relevant business sector with approximately 200% of its total assets.

            Each business sector typically consists of numerous industries. For purposes of the Advisor's investment methodology and the policies for each UltraSector ProFund, a company is considered to be "principally engaged" in a designated business activity in a particular economic sector if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. If a question exists as to whether a company meets these standards, the Advisor will determine whether the company's primary business is within the business sector designated for investment by that UltraSector ProFund.

RISKS OF INVESTING IN THE ULTRASECTOR PROFUNDS

            Your investment in the UltraSector ProFunds is subject to certain risks. Some of the risks that are common to each of the UltraSector ProFunds are:

          . Market Risk -- The UltraSector ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific industries or companies. Shareholders should lose money when the index underlying their benchmark declines. These indexes are discussed in the next section.

          . Equity Risk -- The equity markets are volatile, and the value of an UltaSector ProFund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in an UltraSector ProFund to decrease. The risk of equity investing may be particularly acute when an UltraSector ProFund invests in the securities of issuers with small market capitalization.

          . Liquidity Risk-- In certain circumstances, such as disruption of the orderly markets for financial instruments in which the UltraSector ProFunds invest, the UltraSector ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgement of the Advisor. This may prevent the UltraSector ProFunds from limiting losses or realizing gains.

          . Concentration Risk -- Since the UltraSector ProFunds invest in the securities of a limited number of issuers conducting business in a specific market sector, they are subject to the risk that those issuers (or that industry) will perform poorly, and the UltraSector ProFund will be negatively impacted by that poor performance.

          . Non-Diversification Risk The UltraSector ProFunds are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if the Advisor determines that doing so is the most efficient means of tracking the relevant benchmark. This would make the performance of an UltraSector ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. Nevertheless, the UltraSector ProFunds intend to invest on a diversified basis.

          . Leverage Risk -- The UltraSector ProFunds employ leveraged investment techniques. Leverage is the ability to get a return on a capital base that is larger than an UltraSector ProFund's investment. Use of leverage can magnify the effects of changes in the value of these ProFunds and makes them more volatile. The leveraged investment techniques that the UltraSector ProFunds employ should cause investors in these ProFunds to lose more money in adverse environments.

          .    Risks of  Aggressive  Investment  Techniques  -- The  UltraSector
               ProFunds use investment techniques that may be considered aggressive. Risks associated with the use of options, futures contracts, and options on futures contracts include potentially dramatic prices changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.

          . New Fund Risk. There can be no assurances that an UltraSector ProFund will grow to an economically viable size, in which case the ProFund management may determine to liquidate the UltraSector ProFund at a time that may not be opportune for shareholders.

            The   investment   objective   of  each   UltraSector   ProFund   is
non-fundamental and may be changed without shareholder approval. There can be no assurance that an UltraSector ProFund will achieve its investment objective.

The UltraSector ProFunds:
 .        Are not federally insured
 .        Are not guaranteed by any government agency
 .        Are not bank deposits
 .        Are not guaranteed to achieve their objectives

                       FUND INFORMATION -- BANKING PROFUND

FUND STRATEGY

ICON The investment objective of the Banking ProFund is capital appreciation. The Banking ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of the companies within the banking sector.

PORTFOLIO INVESTMENTS

ICON The Banking ProFund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Banking ProFund may also engage in futures, options and swaps transactions or other financial instruments, which would allow the Banking ProFund to leverage its exposure to Banking Companies, purchase American
Depositary Receipts ("ADRs") and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

ICON The Banking ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    Banking Sector  Concentration  Risk -- The securities of Banking  Companies that the Banking ProFund purchases may underperform the market as a whole. To the extent that the Banking ProFund's investments are concentrated in Banking Companies, the Banking ProFund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions which could create exposure to credit losses.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND EXPENSES OF THE FUND

            The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                            Investor    Service
                                                             Class      Class

Management Fees                                               0.75%       0.75%
Distribution (12b-1) Fees                                     None        None
Other Expenses                                                0.58%       1.58%
                                                             ------       -----
Total Annual ProFund Operating Expenses                      1.33%        2.33%
------------

Note: The Banking ProFund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Banking ProFund.

EXAMPLES

           The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Banking ProFund, and are intended to help you compare the cost of investing in the Banking ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Banking ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.

                           1 YEAR   3 YEARS
                           ------   ------
Investor Class             $135      $421
Service Class              $236      $727

                   FUND INFORMATION - BASIC MATERIALS PROFUND

FUND STRATEGY

ICON The investment objective of the Basic Materials ProFund is capital appreciation. The Basic Materials ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of the companies within the basic materials sector.

PORTFOLIO INVESTMENTS

ICON The Basic Materials ProFund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Basic Materials ProFund may also engage in futures, options and swaps transactions or other financial instruments, which would allow the Fund to leverage its exposure in the basic materials sector, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

ICON The Basic Materials ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    BasicMaterials  Sector  Concentration  Risk -- The securities of issuers in the basic materials sector that the Basic Materials ProFund purchases may underperform the market as a whole. To the extent that the Basic Materials ProFund's investments are concentrated in issuers conducting business in the same economic sector, the Basic Materials ProFund is subject to
     legislative  or  regulatory  changes,   adverse  market  conditions  and/or
     increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND EXPENSES OF THE FUND

           The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                    Investor         Service
                                                    Class            Class

Management Fees                                      0.75%            0.75%
Distribution (12b-1) Fees                            None             None
Other Expenses                                       0.58%            1.58%
                                                     -----            -----
Total Annual ProFund Operating Expenses              1.33%            2.33%
--------------

Note: The Basic Materials Profund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Basic Materials ProFund.

EXAMPLE

           The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Basic Materials ProFund, and are intended to help you compare the cost of investing in the Basic Materials ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Basic Materials ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.

                           1 YEAR   3 YEARS
                           ------   -------
Investor Class             $135      $421
Service Class              $236      $727

                    FUND INFORMATION -- BIOTECHNOLOGY PROFUND

FUND STRATEGY

ICON  The  investment   objective  of  the  Biotechnology   ProFund  is  capital
appreciation. The Biotechnology ProFund seeks to achieve its objective by creating exposure approximating twice its net assets to the equities of the companies within the biotechnology sector.

PORTFOLIO INVESTMENTS

ICON The Biotechnology ProFund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Biotechnology ProFund may also engage in futures, options and swaps transactions or other financial instruments, which would allow the Biotechnology ProFund to leverage its exposure to the Biotechnology Sector, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

ICON The Biotechnology ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    Biotechnology  Sector Concentration Risk -- The risk that the securities of issuers in the biotechnology sector that the ProFund purchases will underperform the market as a whole. To the extent that the Biotechnology ProFund's investments are concentrated in issuers conducting business in
     the  same  economic  sector,  the  Biotechnology   ProFund  is  subject  to
     legislative  or  regulatory  changes,   adverse  market  conditions  and/or
     increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent
     considerations,   intense  competition,   rapid  technological  change  and
     obsolescence,   and   regulatory   requirements   of  the   Food  and  Drug
     Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

     . Small Company Investment Risk -- The Biotechnology ProFund could experience greater risks than a fund which invests primarily in large capitalized, widely traded companies, such as:

     . Small company stocks tend to have greater fluctuations in price than the stocks of large companies.

     . There can be a shortage of reliable information on certain small companies, which at times can pose a risk.

     . Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and as a result such setbacks could have a greater effect on the companies share price.

 .    Small company  stocks are typically  less liquid then large company  stocks and liquidating positions in turbulent market conditions could become difficult.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND EXPENSES OF THE FUND

           The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                    Investor         Service
                                                    Class            Class

Management Fees                                      0.75%           0.75%
Distribution (12b-1) Fees                            None            None
Other Expenses                                       0.58%           1.58%
                                                    ------           -----
Total Annual ProFund Operating Expenses             1.33%           2.33%
---------------

Note: The Biotechnology ProFund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Biotechnology ProFund.

EXAMPLES

            The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Biotechnology ProFund, and are intended to help you compare the cost of investing in the Biotechnology ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Biotechnology ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR  3 YEARS
                                    ------  -------
Investor Class                      $135     $421
Service Class                       $236     $727

                  FUND INFORMATION -- CONSUMER PRODUCTS PROFUND

FUND STRATEGY

ICON The investment objective of the Consumer Products ProFund is capital appreciation. The Consumer Products ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of the companies within the consumer products sector.

PORTFOLIO INVESTMENTS

ICON The Consumer Products ProFund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Consumer Products ProFund may also engage in futures, options and swaps transactions or other financial instruments, which would allow the Consumer Products ProFund to leverage its exposure to the consumer products sector, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

ICON The Consumer Products ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    Consumer Products Sector Concentration Risk -- The securities of issuers in the consumer products sector that the Consumer Products ProFund purchases may underperform the market as a whole. To the extent that the Consumer Products ProFund's investments are concentrated in issuers conducting business in the same economic sector, the Consumer Products ProFund is subject to legislative or regulatory changes, adverse market conditions
     and/or  increased   competition   affecting  that  economic   sector.   The
     performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND EXPENSES OF THE FUND

           The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                Investor    Service
                                                Class       Class

Management Fees                                  0.75%      0.75%
Distribution (12b-1) Fees                        None       None
Other Expenses                                   0.58%      1.58%
                                                 -----      -----
Total Annual ProFund Operating Expenses          1.33%      2.33%
-------------------

Note: The Consumer Products ProFund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Consumer Products ProFund.

EXAMPLES

           The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Consumer Products ProFund ProFund, and are intended to help you compare the cost of investing in the Consumer Products ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Consumer Products ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR  3 YEARS
                                    ------  -------
Investor Class                      $135     $421
Service Class                       $236     $727

                     FUND INFORMATION -- ELECTRONICS PROFUND

FUND STRATEGY

ICON The investment objective of the Electronics ProFund is capital appreciation. The Electronics ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of the companies within the electronics sector.

PORTFOLIO INVESTMENTS

ICON The Electronics ProFund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Electronics ProFund may also engage in futures, options and swaps transactions or other financial instruments, which would allow the Electronics ProFund to leverage its exposure to the electronics sector, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

ICON The Electronics ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    Electronics  Sector  Concentration Risk -- The securities of issuers in the electronics sector that the Electronics ProFund purchases may underperform the market as a whole. To the extent that the Electronics ProFund's investments are concentrated in issuers conducting business in the same economic sector, the Electronic ProFund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

 .    Small Company  Investment Risk -- The Electronics  ProFund could experience greater risks than a fund which invests primarily in large capitalized, widely traded companies, such as:

     . Small company stocks tend to have greater fluctuations in price than the stocks of large companies.

     . There can be a shortage of reliable information on certain small companies, which at times can pose a risk.

     . Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and as a result such setbacks could have a greater effect on the companies share price.

     . Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND EXPENSES OF THE FUND

           The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                            Investor        Service
                                            Class           Class

Management Fees                             0.75%             0.75%
Distribution (12b-1) Fees                   None              None
Other Expenses                              0.58%             1.58%
                                            -----             -----
Total Annual ProFund Operating Expenses     1.33%             2.33%
--------------------

Note: The Electronics ProFund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Electronics ProFund.

EXAMPLES

           The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Electronics ProFund, and are intended to help you compare the cost of investing in the Electronics ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Electronics ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR    3 YEARS
                                    -------   -------
Investor Class                      $135       $421
Service Class                       $236       $727

                       FUND INFORMATION -- ENERGY PROFUND

FUND STRATEGY

ICON The investment objective of the Energy ProFund is capital appreciation. The Energy ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of the companies within the energy sector.

PORTFOLIO INVESTMENTS

ICON The Energy ProFund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Energy ProFund may also engage in futures, options and swaps transactions or other financial instruments, which would allow the Energy ProFund to leverage its exposure to the energy sector, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

ICON The Energy ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    Energy Sector Concentration Risk -- The securities of issuers in the energy sector that the Energy ProFund purchases may underperform the market as a whole. To the extent that the Energy ProFund's investments are concentrated in issuers conducting business in the same economic sector, the Energy ProFund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND EXPENSES OF THE FUND

           The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends. Annual Operating Expenses (as a percentage of average daily net assets)

Annual Operating Expenses
(as a percentage of average daily net assets)

                                            Investor        Service
                                            Class           Class

Management Fees                             0.75%             0.75%
Distribution (12b-1) Fees                   None              None
Other Expenses                              0.58%             1.58%
                                            -----             -----
Total Annual ProFund Operating Expenses     1.33%             2.33%
-----------------------

Note: The Energy ProFund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Energy ProFund.

EXAMPLES

           The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Energy ProFund, and are intended to help you compare the cost of investing in the Energy ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Energy ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR  3 YEARS
                                    -------  -------
Investor Class                      $135      $421
Service Class                       $236      $727

                   FUND INFORMATION -- ENERGY SERVICES PROFUND

FUND STRATEGY

ICON The investment objective of the Energy Services ProFund is capital appreciation. The Energy Services ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of the companies within the energy services sector.

PORTFOLIO INVESTMENTS

ICON The Energy Services ProFund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Energy Services ProFund may also engage in futures, options and swaps transactions or other financial instruments, which would allow the Energy Services ProFund to leverage its exposure to the energy services sector, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

ICON The Energy Services ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    Energy Services Sector  Concentration  Risk -- The securities of issuers in the energy services sector that the Energy Services ProFund purchases may underperform the market as a whole. To the extent that the Energy Services ProFund's investments are concentrated in issuers conducting business in the same economic sector, the Energy Services ProFund is subject to
     legislative  or  regulatory  changes,   adverse  market  conditions  and/or
     increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND EXPENSES OF THE FUND

           The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

Annual Operating Expenses
(as a percentage of average daily net assets)

Annual Operating Expenses
(as a percentage of average daily net assets)

                                            Investor        Service
                                            Class           Class

Management Fees                             0.75%             0.75%
Distribution (12b-1) Fees                   None              None
Other Expenses                              0.58%             1.58%
                                            -----             -----
Total Annual ProFund Operating Expenses     1.33%             2.33%
--------------------

Note: The Energy Services ProFund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Energy Services ProFund.

EXAMPLES

           The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Energy Services ProFund, and are intended to help you compare the cost of investing in the Energy Services ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Energy Services ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.

                           1 YEAR   3 YEARS
                           -------  -------
Investor Class             $135      $421
Service Class              $236      $727

                 FUND INFORMATION -- FINANCIAL SERVICES PROFUND

FUND STRATEGY

ICON The investment objective of the Financial Services ProFund is capital appreciation. The Financial Services ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of the companies within the financial services sector.

PORTFOLIO INVESTMENTS

ICON The Financial Services ProFund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Financial Services ProFund may also engage in futures, options and swaps transactions or other financial instruments, which would allow the Financial Services ProFund to leverage its exposure to the financial services sector, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Under SEC regulations, the Financial Services ProFund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

ICON The Financial Services ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    Financial  Services Sector  Concentration Risk -- The securities of issuers in the financial services sector that the Financial Services ProFund purchases may underperform the market as a whole. To the extent that the Financial Services ProFund's investments are concentrated in issuers conducting business in the same economic sector, the Financial Services ProFund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.
     Financial  Services   Companies  are  subject  to  extensive   governmental
     regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit
     losses  resulting  from  financial   difficulties  of  borrowers  also  can
     negatively impact the sector.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND EXPENSES OF THE FUND

           The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                            Investor        Service
                                            Class           Class

Management Fees                             0.75%             0.75%
Distribution (12b-1) Fees                   None              None
Other Expenses                              0.58%             1.58%
                                            -----             -----
Total Annual ProFund Operating Expenses     1.33%             2.33%
----------------------

Note: The Financial Services ProFund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Financial Services ProFund.

EXAMPLES

           The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Financial Services ProFund, and are intended to help you compare the cost of investing in the Financial Services ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Financial Services ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.

                           1 YEAR   3 YEARS
                           -------  ------
Investor Class             $135      $421
Service Class              $236      $727

                     FUND INFORMATION -- HEALTH CARE PROFUND

FUND STRATEGY

ICON The investment objective of the Health Care ProFund is capital appreciation. The Health Care ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of the companies within the health care sector.

PORTFOLIO INVESTMENTS

ICON The Health Care ProFund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Health Care ProFund may also engage in futures, options and swaps transactions or other financial instruments which would allow the Health Care ProFund to leverage its exposure to the health care sector, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

ICON The Health Care ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    Health Care Sector  Concentration  Risk -- The risk that the  securities of issuers in the health care sector that the Health Care ProFund purchases may underperform the market as a whole. To the extent that the Health Care ProFund's investments are concentrated in issuers conducting business in the same economic sector, the Health Care ProFund is subject to legislative
     or  regulatory   changes,   adverse  market   conditions  and/or  increased
     competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND EXPENSES OF THE FUND

           The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                            Investor        Service
                                            Class           Class

Management Fees                             0.75%             0.75%
Distribution (12b-1) Fees                   None              None
Other Expenses                              0.58%             1.58%
                                            -----             -----
Total Annual ProFund Operating Expenses     1.33%             2.33%
-----------------------

Note: The Health Care ProFund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Health Care ProFund.

EXAMPLES

           The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Health Care ProFund, and are intended to help you compare the cost of investing in the Health Care ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Health Care ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.

                           1 YEAR   3 YEARS
                           -------- -------
Investor Class              $135     $421
Service Class               $236     $727

                      FUND INFORMATION -- INTERNET PROFUND

FUND STRATEGY

ICON The investment objective of the Internet ProFund is capital appreciation. The Internet ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of the companies within the Internet sector.

PORTFOLIO INVESTMENTS

ICON The Internet ProFund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. The Internet is a global network of computers that allows users to quickly and easily share information and conduct business. Internet Companies are companies which the Advisor believes have, or will develop, products, processes, or services that will provide advances and improvements to the Internet and the World Wide Web. These companies may include companies which develop hardware and software for personal computers, semiconductors, and semiconductor equipment, or companies engaged in the transmission of voice, video and data over the Internet and the World Wide Web. The Internet ProFund may also engage in futures, options and swaps transactions or other financial instruments which would allow the Internet ProFund to leverage its exposure to the Internet sector, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

ICON The Internet ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    Internet  Sector  Concentration  Risk -- The  securities  of issuers in the technology sector that the ProFund purchases may underperform the market as a whole. Due to the rapidly changing field of Internet Companies, the prices of their securities may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

 .    Small Company  Investment  Risk -- The Internet  ProFund  could  experience greater risks than a fund which invests primarily in large capitalized, widely traded companies, such as:

          . Small company stocks tend to have greater fluctuations in price than the stocks of large companies.

          . There can be a shortage of reliable information on certain small companies, which at times can pose a risk.

          . Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and as a result such setbacks could have a greater effect on the companies share price.

          . Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND EXPENSES OF THE FUND

           The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                            Investor        Service
                                            Class           Class

Management Fees                             0.75%             0.75%
Distribution (12b-1) Fees                   None              None
Other Expenses                              0.58%             1.58%
                                            -----             -----
Total Annual ProFund Operating Expenses     1.33%             2.33%
--------------------

Note: The Internet ProFund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Internet ProFund.

EXAMPLES

           The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Internet ProFund, and are intended to help you compare the cost of investing in the Internet ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Internet ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.

                           1 YEAR   3 YEARS
                           ------   -------
Investor Class              $135     $421
Service Class               $236     $727

                       FUND INFORMATION -- LEISURE PROFUND

FUND STRATEGY

ICON The investment objective of the Leisure ProFund is capital appreciation. The Leisure ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of the companies within the leisure sector.

PORTFOLIO INVESTMENTS

ICON The Leisure ProFund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Leisure ProFund may also engage in futures, options and swaps transactions or other financial instruments which would allow the Leisure ProFund to leverage its exposure to the leisure sector, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

ICON The Leisure ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    Leisure  Sector  Concentration  Risk -- The  securities  of  issuers in the leisure sector that the Leisure ProFund purchases may underperform the market as a whole. To the extent that the Leisure ProFund's investments are concentrated in issuers conducting business in the same economic sector, the Leisure ProFund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that
     economic  sector.   Securities  of  Leisure  Companies  may  be  considered
     speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer
     tastes  and  intense   competition,   strong   reaction  to   technological
     developments  and  to  the  threat  of  increased  government   regulation,
     particularly in the gaming arena.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND EXPENSES OF THE FUND

           The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                            Investor        Service
                                            Class           Class

Management Fees                             0.75%             0.75%
Distribution (12b-1) Fees                   None              None
Other Expenses                              0.58%             1.58%
                                            -----             -----
Total Annual ProFund Operating Expenses     1.33%             2.33%

-------------------

Note: The Leisure ProFund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Leisure ProFund.

EXAMPLES

           The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Leisure ProFund, and are intended to help you compare the cost of investing in the Leisure ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Leisure ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.


                           1 YEAR   3 YEARS
                           -------  -------
Investor Class              $135     $421
Service Class               $236     $727

                   FUND INFORMATION -- PRECIOUS METALS PROFUND

FUND STRATEGY

ICON The investment objective of the Precious Metals ProFund is capital appreciation. The Precious Metals ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of the companies within the precious metals sector.

PORTFOLIO INVESTMENTS

ICON The Precious Metals ProFund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Precious Metals ProFund may also engage in futures, options and swaps transactions or other financial instruments which would allow the Precious Metals ProFund to leverage its exposure to the precious metals sector, purchase ADRs and U.S.
Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

ICON The Precious Metals ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    Precious  Metals  Concentration  Risk -- The  relatively  few securities of issuers in the mining industry that the Precious Metals ProFund purchases may underperform the market as a whole. To the extent that the Precious
     Metals  ProFund's   investments  are  concentrated  in  issuers  conducting
     business in the same industry, the ProFund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

 .    Foreign  Investment Risk -- The Precious Metals ProFund entails the risk of foreign investing, which may involve risks not typically associated with investing in U.S. securities alone:

     . Many foreign countries lack uniform accounting and disclosure standards, or have accounting and disclosure standards that differ from U.S. standards. Accordingly, the Precious Metals ProFund may not have access to adequate or reliable company information.

     . The Precious Metals ProFund will be subject to the market, economic and political risks of the countries where it invests or where the companies are located.

     . Securities purchased by the Precious Metals ProFund may be priced in foreign currencies. Their value could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. The Advisor does not engage in activities designed to hedge against foreign currency fluctuations.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND OPERATING EXPENSES OF THE FUND

           The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                            Investor        Service
                                            Class           Class

Management Fees                             0.75%             0.75%
Distribution (12b-1) Fees                   None              None
Other Expenses                              0.58%             1.58%
                                            -----             -----
Total Annual ProFund Operating Expenses     1.33%             2.33%
---------------------

Note: The Precious Metals ProFund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Precious Metals ProFund.

EXAMPLES

           The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Precious Metals ProFund, and are intended to help you compare the cost of investing in the Precious Metals ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Precious Metals ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.


                           1 YEAR   3 YEARS
                           -------  --------
Investor Class              $135     $421
Service Class               $236     $727

                      FUND INFORMATION -- RETAILING PROFUND

FUND STRATEGY

ICON The investment objective of the Retailing ProFund is capital appreciation. The Retailing ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of the companies within the retailing sector.

PORTFOLIO INVESTMENTS

ICON The Retailing ProFund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Retailing ProFund may also engage in futures, options and swaps transactions or other financial instruments which would allow the Retailing ProFund to leverage its exposure to the retailing sector, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

ICON The Retailing ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    Retailing  Sector  Concentration  Risk -- The  securities of issuers in the retailing sector that the Retailing ProFund purchases may underperform the market as a whole. To the extent that the Retailing ProFund's investments are concentrated in issuers conducting business in the same economic sector, the Retailing ProFund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND EXPENSES OF THE FUND

           The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                            Investor        Service
                                            Class           Class

Management Fees                             0.75%             0.75%
Distribution (12b-1) Fees                   None              None
Other Expenses                              0.58%             1.58%
                                            -----             -----
Total Annual ProFund Operating Expenses     1.33%             2.33%
----------------------

Note: The Retailing ProFund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Retailing ProFund.

EXAMPLES

           The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Retailing ProFund, and are intended to help you compare the cost of investing in the Retailing ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Retailing ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.

                           1 YEAR   3 YEARS
                           -------  -------
Investor Class             $135      $421
Service Class              $236      $727

                     FUND INFORMATION -- TECHNOLOGY PROFUND

FUND STRATEGY

ICON The investment objective of the Technology ProFund is capital appreciation. The Technology ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of the companies within the technology sector.

PORTFOLIO INVESTMENTS

ICON The Technology ProFund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States.
Technology Companies are companies which the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Technology ProFund may also engage in futures, options and swaps transactions or other financial instruments, which would allow the Technology ProFund to leverage its exposure to the technology sector, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

ICON The Technology ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    Technology  Sector  Concentration  Risk -- The securities of issuers in the technology sector that the Technology ProFund purchases may underperform the market as a whole. To the extent that the Technology ProFund's investments are concentrated in issuers conducting business in the same economic sector, the Technology ProFund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

 .    Small Company  Investment Risk -- The Technology  ProFund could  experience greater risks than a fund which invests primarily in large capitalized, widely traded companies, such as:

     . Small company stocks tend to have greater fluctuations in price than the stocks of large companies.

     . There can be a shortage of reliable information on certain small companies, which at times can pose a risk.

     . Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and as a result such setbacks could have a greater effect on the companies share price.

     . Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND EXPENSES OF THE FUND

           The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                            Investor        Service
                                            Class           Class

Management Fees                             0.75%             0.75%
Distribution (12b-1) Fees                   None              None
Other Expenses                              0.58%             1.58%
                                            -----             -----
Total Annual ProFund Operating Expenses     1.33%             2.33%
---------------------

Note: The Technology ProFund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Technology ProFund.

EXAMPLES

           The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Technology ProFund, and are intended to help you compare the cost of investing in the Technology ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Technology ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.

                           1 YEAR   3 YEARS
                           -------  -------
Investor Class              $135     $421
Service Class               $236     $727

                 FUND INFORMATION -- TELECOMMUNICATIONS PROFUND

FUND STRATEGY

ICON The investment objective of the Telecommunications ProFund is capital appreciation. The Telecommunications ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of the companies within the telecommunications sector.

PORTFOLIO INVESTMENTS

ICON The Telecommunications ProFund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services,
Internet equipment and service providers, and fiber-optics. The Telecommunications ProFund may also engage in futures, options and swaps transactions or other financial instruments, which would allow the Telecommunications ProFund to leverage its exposure to the telecommunications sector, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Although many established Telecommunications Companies pay an above-average dividend, the Telecommunications ProFund's investment decisions are primarily based on growth potential and not on income.

RISK CONSIDERATIONS

ICON The Telecommunications ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    Telecommunications  Sector  Concentration Risk -- The securities of issuers
     in  the   telecommunications   sector  that  the  ProFund   purchases   may
     underperform   the   market   as  a   whole.   To  the   extent   that  the
     Telecommunications   ProFund's  investments  are  concentrated  in  issuers
     conducting business in the same economic sector, the Telecommunications ProFund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from
     both  U.S.  and  foreign   competitors.   In  addition,   recent   industry
     consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND EXPENSES OF THE FUND

           The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                            Investor        Service
                                            Class           Class

Management Fees                             0.75%             0.75%
Distribution (12b-1) Fees                   None              None
Other Expenses                              0.58%             1.58%
                                            -----             -----
Total Annual ProFund Operating Expenses     1.33%             2.33%
--------------------

Note: The Telecommunications ProFund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Telecommunications ProFund.

EXAMPLES

           The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Telecommunications ProFund, and are intended to help you compare the cost of investing in the Telecommunications ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Telecommunications ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.

                           1 YEAR   3 YEARS
                           -------  ------
Investor Class             $135      $421
Service Class              $236      $727

                   FUND INFORMATION -- TRANSPORTATION PROFUND

FUND STRATEGY

ICON The investment objective of the Transportation ProFund is capital appreciation. The Transportation ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of the companies within the transportation sector.

PORTFOLIO INVESTMENTS

ICON The Transportation ProFund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Transportation ProFund may also engage in futures, options and swaps transactions or other financial instruments, which would allow the Transportations ProFund to leverage its exposure to the transportation sector, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

ICON The Transportation ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    Transportation  Sector  Concentration  Risk -- The securities of issuers in the transportation sector that the Transportation ProFund purchases may underperform the market as a whole. To the extent that the Transportation ProFund's investments are concentrated in issuers conducting business in the  same  economic  sector,  the  Transportation  ProFund  is  subject  to
     legislative  or  regulatory  changes,   adverse  market  conditions  and/or
     increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from
     foreign   companies,   many  of  which  are  partially  funded  by  foreign
     governments and which may be less sensitive to short-term economic pressures.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND EXPENSES OF THE FUND

           The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.


Annual Operating Expenses
(as a percentage of average daily net assets)

                                            Investor        Service
                                            Class           Class

Management Fees                             0.75%             0.75%
Distribution (12b-1) Fees                   None              None
Other Expenses                              0.58%             1.58%
                                            -----             -----
Total Annual ProFund Operating Expenses     1.33%             2.33%
----------------------

Note: The Transportation ProFund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Transportation ProFund.

EXAMPLES

           The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Transportation ProFund, and are intended to help you compare the cost of investing in the Transportation ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Transportation ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.

                           1 YEAR   3 YEARS
                           -------  -------
Investor Class             $135      $421
Service Class              $236      $727

                      FUND INFORMATION -- UTILITIES PROFUND

FUND STRATEGY

ICON The investment objective of the Utilities ProFund is capital appreciation. The Utilities ProFund seeks to achieve its objective by creating investment exposure approximating twice its net assets to the equities of the companies within the utilities sector.

PORTFOLIO INVESTMENTS

ICON The Utilities ProFund invests substantially all of its assets in equity securities of Utility Companies that are traded in the United States. Utility Companies may include, for example, companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Utility ProFund may also engage in futures, options and swaps transactions or other financial instruments, which would allow the Utilities ProFund to leverage its exposure to the utility sector, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

ICON The Utilities ProFund is subject to a number of risks that will affect the value of its shares, including:

 .    Utilities  Sector  Concentration  Risk -- The  securities of issuers in the utilities sector that the Utilities ProFund purchases may underperform the market as a whole. To the extent that the ProFund's investments are concentrated in issuers conducting business in the same economic sector, the Utilities ProFund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources.

FUND PERFORMANCE AND FEE INFORMATION

            Because the UltraSector ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FEES AND EXPENSES OF THE FUND

           The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the UltraSector ProFunds during their first year of operations. The UltraSector ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                            Investor        Service
                                            Class           Class

Management Fees                             0.75%             0.75%
Distribution (12b-1) Fees                   None              None
Other Expenses                              0.58%             1.58%
                                            -----             -----
Total Annual ProFund Operating Expenses     1.33%             2.33%
-------------------------

Note: The Utilities ProFund may impose a wire transfer charge of $15 on certain redemptions under $5,000. This charge may be waived at the discretion of the Utilities ProFund.

EXAMPLES

           The following examples illustrate the expenses you would have incurred on a $10,000 investment in the Utilities ProFund, and are intended to help you compare the cost of investing in the Utilities ProFund compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Utilities ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.

                           1 YEAR   3 YEARS
                           -------- -------
Investor Class             $135      $421
Service Class              $236      $727

                          ULTRASECTOR PROFUNDS STRATEGY

The Advisor uses quantitative analysis in seeking to achieve each UltraSector ProFund's investment objective. This analysis determines the type, quantity and mix of investment positions that an UltraSector ProFund should hold to approximate the performance of its benchmark.

The UltraSector ProFunds may invest in stocks that the Advisor believes should stimulate the movement of the applicable economic sector. In addition, the UltraSector ProFunds may invest in the following instruments as a substitute for investing directly in stocks, achieving leverage and for other purposes:

 .    Futures contracts on stock indexes, and option on futures contracts; and

 .    Financial  instruments  such as equity caps,  collars,  floors,  depository receipts, and options on securities and stock indexes.

The ProFunds generally invest in the above instruments to produce economically "leveraged" investment results. Leverage is a way to change small market movements into larger changes in value of an UltraSector ProFund's investments.

What the UltraSector ProFunds Do

Each UltraSector ProFund:

 .    Seeks to provide  its  shareholders  with  predictable  investment  returns approximating its benchmark by investing in securities and other financial instruments, such as futures and options on futures.
 .    Uses a mathematical and quantitative approach.
 .    Pursues its objective regardless of market conditions, trends or direction.
 .    Seeks to provide correlation with its benchmark on a daily basis.

What the UltraSector ProFunds Do Not Do

The Advisor does not:

 .    Conduct  conventional  stock  research or analysis or forecast stock market movement in managing the UltraSector ProFunds' assets.
 .    Invest the UltraSector  ProFunds' assets in stocks or instruments  based on the Advisor's view of the fundamental prospects of particular companies.
 .    Adopt  defensive  positions by investing  in cash or other  instruments  in anticipation of an adverse climate for their benchmark indexes.
 .    Seek to invest to realize dividend income from their investments.
 .    Seek to provide correlation with the UltraSectors ProFunds' benchmarks over a period of time other than daily, such as monthly or annually, since mathematical compounding prevents the UltraSector ProFunds from achieving such results.

Important Concepts

 .    Leverage offers a means of magnifying small market  movements,  up or down, into large changes in an investment's value.

 .    Futures,  or futures  contracts,  are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.

 .    Option  contracts  grant one party a right,  for a price,  either to buy or sell a security or futures contract at a fixed sum during a specified period or on a specified day

 .    American  Depository  Receipts represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

Portfolio Turnover

The Advisor expects a significant portion of the UltraSector ProFunds' assets to come from professional money managers and investors who use the UltraSector ProFunds as part of "market timing" investment strategies. These strategies often call for frequent trading of UltraSector ProFund shares to take advantage of anticipated changes in market conditions. Although the UltraSector ProFund Advisor believes its accounting methodology should minimize the effect on the UltraSector ProFunds of such trading, market timing trading could increase the rate of UltraSector ProFunds' portfolio turnover, forcing realization of substantial capital gains and losses and increasing transaction expenses. In addition, while the UltraSector ProFunds do not expect it, large movements of assets into and out of the UltraSector ProFunds may negatively impact their abilities to achieve their investment objectives or their level of operating expenses.

                    SHARE PRICES, CLASSES AND TAX INFORMATION

Calculating the UltraSector ProFunds' Share Prices

Each UltraSector ProFund calculates daily share prices on the basis of the net asset value of each class of shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE and the Chicago Mercantile Exchange are open for business.

Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of an order. If portfolio investments of an UltraSector ProFund are traded in markets on days when the UltraSector ProFund's principal trading market(s) is closed, the UltraSector ProFund's net asset value may vary on days when investors cannot purchase or redeem shares.

The UltraSector ProFunds value shares of each class of shares by dividing the market value of the assets attributable to each class, less the liabilities attributable to the class, by the number of the class's outstanding shares. The UltraSector ProFunds use the following methods for arriving at the current market price of investments held by the UltraSector ProFunds:
 .    securities listed and traded on exchanges--the  last price the stock traded at on a given day, or if there were no sales, the mean between the closing bid and asked prices.
 .    securities  traded  over-the-counter--NASDAQ-supplied  information  on  the prevailing bid and asked prices.
 .    futures  contracts  and  options on indexes and  securities--the  last sale price prior to the close of regular trading on the NYSE.
 .    options  on  futures   contracts--priced  at  fair  value  determined  with
     reference to established future exchanges.
 .    bonds and  convertible  bonds  generally  are  valued  using a  third-party pricing system.
 .    short-term debt securities are valued at amortized cost, which approximates market value.
 .    foreign exchange values used to calculate net asset values will be the mean of the bid price and the asked price for the respective foreign currency occurring immediately before the NYSE closes.

When price quotes are not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of, the Board of Trustees. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the UltraSector ProFunds sold them. In the event that a trading halt closes the NYSE or a futures exchange early, portfolio investments may be valued at fair value, or in a manner that is different from the discussion above. See the Statement of Additional Information for more details.

The New York Stock Exchange and the Chicago Mercantile Exchange, a leading market for futures and options, are open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Either or both of these Exchanges may close early on the business day before each of these holidays. Either or both of these Exchanges also may close early on the day after Thanksgiving Day and the day before Christmas holiday.

Dividends and Distributions

Each of the UltraSector ProFunds intends to distribute to its shareholders every year all of the year's net investment income and net capital gains. Each UltraSector ProFund will reinvest these distributions in additional shares unless a shareholder has written to request a direct cash distribution.

Tax Consequences

An UltraSector ProFund does not ordinarily pay income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders, but individual shareholders pay tax on the dividends and distributions they receive. Shareholders will generally be taxed regardless of how long they have held UltraSector ProFund shares and regardless of whether distributions and dividends are reinvested or they choose to receive cash. Distributions and dividends generally will be taxable as either ordinary income or long-term capital gains. For example, if an UltraSector ProFund designates a particular distribution as a long-term capital gain distribution, it will be taxable to shareholders at their long-term capital gains rate. Dividends and distributions may also be subject to state and local taxes.

Every year, the UltraSector ProFunds will send shareholders tax information on the dividends and distributions for the previous year.

If shareholders sell or redeem their UltraSector ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, generally depending upon how long they have held the shares. An exchange of UltraSector ProFund shares may be treated as a sale.

The tax consequences for tax deferred retirement accounts or non-taxable shareholders will be different.

Please keep in mind:
 .    Whether a distribution by an UltraSector ProFund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on whether it is long-term capital gain of the ProFund, not on how long an investor has owned shares of the UltraSector ProFund.
 .    Dividends and distributions  declared by an UltraSector ProFund in October,
     November or December of one year and paid in January of the next year may be taxable in the year the UltraSector ProFund declared them.
 .    As with all  mutual  funds,  an  UltraSector  ProFund  may be  required  to withhold U.S. federal income tax at the rate of 31% of all taxable distributions and redemption proceeds, payable to shareholders who fail to provide the UltraSector ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. You also may be subject to a $50 fee to reimburse the UltraSector ProFunds for any penalty that the IRS may impose.

          Please see the Statement of Additional Information for more information. Because each investor's tax circumstances are unique and because the tax laws are subject to change, the Advisor recommends that shareholders consult their tax advisors about federal, state, local and foreign tax consequences of investment in the UltraSector ProFunds.

Classes of Shares

Each of the UltraSector ProFunds offer two classes of shares, Investor Class of shares, and Service Class of shares. Investors can purchase either Investor Class shares directly, or Service Class shares through an authorized firm, such as a registered investment advisor, a bank or a trust company. Under a shareholder services plan for Service Class shares, each UltraSector ProFund may pay an authorized firm up to 1.00% on an annualized basis of average daily net assets attributable to its customers who are Service Class shareholders. For this fee, the authorized firms may provide a variety of services, such as:

 .    receiving and processing shareholder orders,
 .    performing the accounting for the shareholder's account,
 .    maintaining  retirement  plan  accounts,  o  answering  questions,   giving
     investment advice, and handling correspondence for individual accounts,
 .    acting as the sole shareholder of record for individual shareholders,
 .    issuing shareholder reports and transaction confirmations,
 .    executing daily investment "sweep" functions, and
 .    providing investment advisory services.
Holders of an UltraSector ProFund's Service Class shares pay all fees and expenses applicable to these shares. The authorized firms may charge extra for services beyond those specified above, but they must furnish clients who own Service Class shares with a schedule explaining those fees.

                           SHAREHOLDER SERVICES GUIDE

Contacting the UltraSector ProFunds

By telephone:              (888) 776-3637 or (614) 470-8122--
                             for investors
                           (888) 776-5717--a phone line dedicated
                             for use by financial professionals only

By mail:                   ProFunds
                           P.O. Box 182800
                           Columbus, OH 43218-2800

By overnight mail:         ProFunds
                           c/o BISYS Fund Services
                           3435 Stelzer Road
                           Columbus, OH 43219

Minimum Initial Investments
 . $5,000 for discretionary accounts controlled by a financial professional. . $15,000 for self-directed accounts controlled directly by investors.

These minimums apply to all accounts, including retirement plans, and apply to the total value of an investor's initial UltraSector ProFund investment. The UltraSector ProFunds reserve the right to reject or refuse, at their discretion, any order for the purchase of an UltraSector ProFund's shares in whole or in part.

Opening Your UltraSector ProFunds Account
By mail: Send a completed application, along with a check payable to "ProFunds," to the aforementioned address. Cash, credit cards and credit card checks are not accepted. Please contact the UltraSector ProFunds in advance if you wish to send third party checks. All purchases must be made in US dollars through a US bank.

By wire transfer: First, complete an application and fax it to the UltraSector ProFunds at (800) 782-4797 (toll-free) or (614) 470-8718. Next, call the UltraSector ProFunds at (888) 776-3637 (toll-free) or (614) 470-8122 to: a) confirm receipt of the faxed application, b) request your new account number, c) inform the UltraSector ProFunds of the amount to be wired and d) receive a confirmation number for your purchase order. After receiving your confirmation number, instruct your bank to transfer money by wire to:
UMB Bank, N.A.
Kansas City, MO
Routing/ABA #:101000695
ProFunds DDA #9870857952

For further credit to: Your name, the name of the UltraSector ProFund(s), and your UltraSector ProFunds account number

Confirmation number: The confirmation number given to you by the ProFunds representative

After faxing a copy of the completed application, send the original to the UltraSector ProFunds via mail or overnight delivery. The addresses are shown above under "Contacting the UltraSector ProFunds by mail."

Instructions, written or telephonic, given to the UltraSector ProFunds for wire transfer requests do not constitute a purchase order until the wire transfer has been received by the UltraSector ProFunds. The UltraSector ProFunds are not liable for any loss incurred due to a wire transfer not having been received.

Please note that your bank may charge a fee to send or receive wires.

Establishing Accounts For Tax-Sheltered Retirement Plans
The UltraSector ProFunds sponsor Individual Retirement Accounts ("IRAs") that enable individual investors to set up their own retirement savings programs. The ProFund Advisor charges an annual fee of $15 per social security number for all types of IRAs to pay for the extra maintenance and tax reporting that these plans require. Investors in other types of retirement plans also may invest in the UltraSector ProFunds. For additional information and an application, contact the UltraSector ProFunds directly by phone or at the above address.

Purchasing Additional UltraSector ProFunds Shares

By mail: Send a check payable to "ProFunds", noting the UltraSector ProFund and account number, to the aforementioned address. Cash, credit cards, and credit card checks are not accepted. Please contact the UltraSector ProFunds in advance if you wish to send third party checks. All purchases need to be made in US dollars through a US bank.

By wire transfer: Call the UltraSector ProFunds to inform us of the amount you will be wiring and to receive a confirmation number.

You can then instruct your bank to transfer your funds to:
UMB Bank, N.A.
Kansas City, MO
Routing/ABA #:101000695
ProFunds DDA #9870857952

For further credit to: Your name, the name of the UltraSector ProFund(s), and your UltraSector ProFunds account number

Confirmation number: The confirmation number given to you by the ProFunds representative

Instructions, written or telephonic, given to the UltraSector ProFunds for wire transfer requests do not constitute a purchase order until the wire transfer has been received by the UltraSector ProFunds. The UltraSector ProFunds are not liable for any loss incurred due to a wire transfer not having been received. Please note that your bank may charge a fee to send or receive wires.

Please keep in mind when purchasing shares:

 .    The minimum subsequent purchase amount is $100.
 .    The  UltraSector  ProFunds price shares you purchase at the price per share next computed after we receive and accept your purchase order in good order. In order to be in good order, a purchase order must include a properly completed application and wire, check or other form of payment.
 .    A wire  order is  considered  in good  order  only if (i) you  have  called
     ProFunds under the procedures described above and (ii) the ProFunds receive and accept your wire. The UltraSector ProFunds can only accept wires during the times they process wires: between 8:00 a.m. and 3:30 p.m., Eastern time for all the UltraSector ProFunds. Wires received after the UltraSector ProFunds' wire processing times will be processed the next business day and will receive that day's share price. If the primary exchange or market on which an UltraSector ProFund transacts business closes early, the above cut-off time will be 25 minutes prior to the close of such exchange or market.
 .    If your purchase is cancelled,  you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. The UltraSector ProFunds (or their agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on a cancelled transaction will accrue to the UltraSector ProFunds.
 .    Securities brokers and dealers have the responsibility of transmitting your orders promptly. Brokers and dealers may charge transaction fees on the purchase and/or sale of a ProFund shares.

Exchanges

Shareholders can exchange shares of either class of any UltraSector ProFund for shares of either class of another ProFund, including the ProFunds that are not described in this prospectus, free of charge. The ProFunds can only honor exchanges between accounts registered in the same name, and having the same address and taxpayer identification number.

The ProFunds accept exchange orders either by phone, in writing, or from the Internet. You will need to specify the number of shares, or the percentage or dollar value of the shares you wish to exchange, and the ProFunds (and classes of shares) involved in the transaction. The ProFunds can only accept exchange orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m. and 9:00 p.m. Eastern time. The ProFunds may not receive or accept orders at any other time by phone. If the primary exchange or market (generally, the CME) on which a ProFund transacts business closes early, the above cut-off time for phone exchanges will be 25 minutes prior to the close of such exchange or market.

Shareholder may use their personal computer to transact on-line exchanges of the ProFunds' shares at ProFunds' website (www.profunds.com). The ProFunds can only accept exchange orders by Internet between 8:00 a.m. and 3:55 p.m. and between 4:30 p.m. and 9:00 p.m. Eastern Time. The ProFunds may not receive or accept orders at any other time by Internet. To access this service through the website, you click on the "Trade/Access Account" icon and you will be prompted to enter your Social Security Number. You should then follow the instructions to establish your Personal Identification Number (PIN), which will allow you to execute exchanges between ProFunds and to access ProFunds account information.

Internet exchange transactions are extremely convenient, but are not risk free. To ensure that all Internet transactions are safe, secure and as risk-free as possible, ProFunds has instituted certain safeguards and procedures for determining the identity of website users. As a result, neither ProFunds nor its transfer agent will be responsible for any loss, liability, cost or expense for following Internet instructions they reasonably believe to be genuine. If you or your intermediary make exchange requests by Internet, you will generally bear the risk of any loss.

The ProFunds' Prospectus is readily available for viewing on the website.

The ProFunds may terminate the ability to exchange ProFund shares on its website at any time, in which case you may continue to exchange shares as otherwise provided in this Prospectus.

Please keep in mind when exchanging shares:

 .    An exchange is  actually a  redemption  (sale) of shares of one ProFund and purchase of shares of another ProFund.
 .    The minimum exchange for self-directed  accounts is $1,000 or, if less, for the account's entire current value.
 .    You may exchange,  on a regular  basis,  shares of the Money Market ProFund
     (described in another prospectus) for shares of other ProFunds through an Automatic Exchange Plan. For more information on this option, please call the ProFunds at (888) 776-3637.
 .    Before executing an exchange between the UltraSector  ProFunds described in this prospectus for shares of another ProFund, a shareholder must first review the prospectus related to the other ProFund. Such prospectus may be obtained by contacting the ProFunds by letter or telephone at the address or telephone number noted on the back cover of this prospectus.

Redeeming UltraSector ProFund Shares

You can redeem all or part of your shares at the price next determined after we receive your request. The UltraSector ProFunds only accept redemption orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m. and 9:00 p.m. Eastern time. The UltraSector ProFunds may not receive or accept orders at any other time. If the primary exchange or market on which an UltraSector ProFund transacts business closes early, the above cut-off time will be 25 minutes prior to the close of such exchange or market.

Written Redemptions
To redeem all or part of your shares in writing, your request needs to include the following information to the aforementioned address:
 .    the name of the UltraSector ProFund(s),
 .    the account number(s),
 .    the amount of money or number of shares  being  redeemed,  o the name(s) of the account owners, o the signature(s) of all registered account owners, and o your daytime telephone number.

Wire Redemptions
If your account is authorized for wire redemption, your proceeds will be wired directly into the bank account you have designated. The UltraSector ProFunds charge a $15 service fee for a wire transfer of redemption proceeds, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call the UltraSector ProFunds to request the appropriate form. Wire redemptions are not available for retirement accounts.

Signature Guarantee
Certain redemption requests must include a signature guarantee. Your request needs to be in writing and include a signature guarantee if any of the following situations apply:
 .    Your  account  registration  or  address  has  changed  within  the last 30 calendar days.
 .    The  check is being  mailed  to a  different  address  than the one on your account.
 .    The check or wire is being made  payable to someone  other than the account owner.
 .    The  redemption  proceeds  are  being  transferred  to an  account  with  a different registration.
 .    You wish to redeem more than $100,000.
 .    You are adding or changing wire instructions on your account.
 .    Other  unusual  situations  as  determined  by  the  UltraSector  ProFunds'
     transfer agent. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or a national securities exchange.

Please keep in mind when redeeming shares:
 .    Redemptions from self-directed  accounts must be for at least $1,000 or, if less, for the account's entire current value. The remaining balance needs to be above the applicable minimum investment.
 .    The  ProFunds  normally  remit  redemption  proceeds  within  seven days of completing your liquidation out of the relevant UltraSector ProFund. For redemption of shares purchased by check or Automatic Investment, the UltraSector ProFunds may wait up to 15 days before sending redemption proceeds to assure that the transfer agent has collected the purchase payment.
 .    The UltraSector  ProFunds will remit payment of telephone  redemptions only to the address or bank of record on the account application. You must submit, in writing, a request for payment to any other address, along with a signature guarantee from a financial service organization.
 .    To redeem  shares in a  retirement  account,  your  request  needs to be in writing, except for exchanges to other ProFunds, which can be requested by phone or in writing. Call the UltraSector ProFunds to request a retirement distribution form.
 .    Involuntary  Redemptions:  The  UltraSector  ProFunds  reserve the right to redeem involuntarily an investor's account, including a retirement account, which falls below the applicable minimum investment in total value in the UltraSector ProFunds due to redemption. In addition, both a request for a partial redemption by an investor whose account balance is below the minimum investment and a request for partial redemption by an investor that would bring the account below the minimum investment will be treated as a request by the investor for a complete redemption of the account.

Suspension of Redemptions
Your right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE or the Federal Reserve Bank of New York, as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, as appropriate, is restricted, as determined by the Securities and Exchange Commission; (ii) for any period during which an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of a ProFund's investments or the determination of its net asset value is not reasonably practicable; or (iii) for such other periods as the Securities and Exchange Commission, by order, may permit for protection of the UltraSector ProFunds' investors.

Automatic Investment and Redemption Plans

Shareholders may buy and redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100 and the minimum automatic redemption is $500. These minimums are waived for IRA shareholders 70 1/2 years of age or older.

If you would like to establish such an option on an existing account, please call the UltraSector ProFunds.

About Telephone Transactions

 .    It may be difficult to reach the UltraSector  ProFunds by telephone  during periods of heavy market activity or other times. If you are unable to reach us by telephone, consider sending written instructions.
 .    You may initiate numerous transactions by telephone.  Please note, however, that the ProFunds and their agents will not be responsible for losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.


                               PROFUNDS MANAGEMENT

Board of Trustees and Officers

The UltraSector ProFunds' Board of Trustees is responsible for the general supervision of the UltraSector ProFunds. The UltraSector ProFunds' officers are responsible for day-to-day operations of the UltraSector ProFunds.

Investment Advisor

ProFund Advisors LLC
ProFund Advisors LLC, located at 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814, serves as the investment advisor to all of the UltraSector
ProFunds  and  provides  investment  advice  and  management  services.  ProFund
Advisors oversees the investment and reinvestment of the assets in each UltraSector ProFund and the ProFund family of funds. It receives fees equal to 0.75% of the average daily net assets of each of the UltraSector ProFunds. ProFund Advisors bears the costs of advisory services.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC, served as senior vice president of Padco Advisors, Inc., which advised Rydex(R) Funds. In addition, Mr. Sapir practiced law for over 13 years, most recently as a partner in a Washington-based law firm. As an attorney, Mr. Sapir advised and represented mutual funds and other financial institutions. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC, co-founded National Capital Companies, L.L.C., an investment bank in 1986, and manages its hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC, has more than 29 years of experience in the commodity futures markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission. He earned his degrees at University of Kentucky. Dr. Seale also holds an appointment as Professor of Finance at George Washington University.

Each UltraSector ProFund is managed by an investment team chaired by Dr. Seale.

Other Service Providers

BISYS Fund Services, located at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, acts as the administrator to the UltraSector ProFunds, providing operations, compliance and administrative services. Each UltraSector ProFund pays BISYS a fee, on a sliding scale, for its administrative services. For average daily net assets up to $300 million, the fee is 0.15% of the assets, and it declines to 0.05% for average daily net assets of $1 billion or more.

ProFund Advisors also performs client support and administrative services for the UltraSector ProFunds. Each UltraSector ProFund pays a fee of 0.15% of its average daily net assets for these services.

Year 2000

Like other funds and business organizations around the world, the UltraSector ProFunds could be adversely affected if the computer systems used by their investment advisors and other service providers do not properly process and calculate date-related information for the Year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the UltraSector ProFunds invest, which could impact the prices of the UltraSector ProFunds' shares.

The UltraSector ProFunds have been assured that their service providers have developed and implemented clearly defined and documented plans intended to minimize risks to services critical to the UltraSector ProFunds' operations associated with Year 2000 issues. The service providers likewise have sought assurances from their respective vendors and suppliers that these entities have addressed any Year 2000 issues.

In the event that any systems upon which the UltraSector ProFunds depend are not Year 2000 ready, administrative errors and account maintenance failures would likely occur. While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the UltraSector ProFunds' service providers cannot be accurately assessed at this time, the UltraSector ProFunds currently have no reason to believe that the Year 2000 plans of the investment advisors and other service providers have not been completed. The UltraSector ProFunds will continue to closely monitor developments relating to this issue.

                                                                    [Back Cover]

You can find more detailed information about each of the UltraSector ProFunds in their current Statement of Additional Information, dated [ ], 2000, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus dated [ ], 2000. To receive your free copy of a Statement of Additional Information, or if you have questions about investing in the UltraSector ProFunds, write to us at:

ProFunds
P.O. Box 182800
Columbus,  OH  43218-2800

or call our toll-free numbers:
(888) PRO-FNDS (888) 776-3637 For Investors
(888) PRO-5717 (888) 776-5717 Financial Professionals Only

or visit our website www.profunds.com.

You can find other information about the UltraSector ProFunds on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the UltraSector ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-800-SEC-0330.

                           ProFunds Executive Offices
                                  Bethesda, MD


[Logo]

811-08239

                                    PROFUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                        7900 WISCONSIN AVENUE, SUITE 300
                            BETHESDA, MARYLAND 20814

                       (888) 776-3637 RETAIL SHAREHOLDERS
                  (888) 776-5717 (FINANCIAL PROFESSIONALS ONLY)

     This Statement of Additional Information describes the 17 UltraSector ProFunds, which are the Banking ProFund, the Basic Materials ProFund, the Biotechnology ProFund, the Consumer Products ProFund, the Electronics ProFund, the Energy ProFund, the Energy Services ProFund, the Financial Services ProFund, the Health Care ProFund, the Internet ProFund, the Leisure ProFund, the Precious Metals ProFund, the Retailing ProFund, the Technology ProFund, the
Telecommunications ProFund, the Transportation ProFund, and the Utilities ProFund (collectively, the "ProFunds"). Each ProFund offers two classes of shares: Service Shares and Investor Shares. The ProFunds may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy.

     The ProFunds involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds to determine whether an investment in a particular ProFund is appropriate. None of the ProFunds alone constitutes a balanced investment plan. Each ProFund is not intended for investors whose principal objective is current income or preservation of capital. Because of the inherent risks in any investment, there can be no assurance that the investment objectives of the ProFunds will be achieved.

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the ProFunds' Prospectus, dated [ ], 2000, as supplemented from time to time, which incorporates this Statement of Additional Information by reference. Words or phrases used in the Statement of Additional Information without definition have the same meaning as ascribed to them in the Prospectus. A copy of the Prospectus is available, without charge, upon request to the address above or by telephoning at the telephone numbers above.

     The date of this Statement of Additional Information is [ ], 2000.

                                TABLE OF CONTENTS

                                                                        PAGE

ProFunds..................................................................
Investment Policies and Techniques .......................................
Investment Restrictions...................................................
Determination of Net Asset Value..........................................
Portfolio Transactions and Brokerage......................................
Management of ProFunds....................................................
Costs and Expenses........................................................
Organization and Description of Shares of Beneficial Interest.............
Taxation .................................................................
Performance Information ..................................................
Financial Statements......................................................
Appendix  Description of Securities Ratings ..............................

                                    PROFUNDS

     ProFunds (the "Trust") is an open-end management investment company, and currently comprises forty separate series. Seventeen of the series are discussed herein. All of the ProFunds are classified as non-diversified, although they currently intend to operate in a diversified manner. Other series may be added in the future. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Shares of any ProFund may be exchanged, without any charge, for shares of the same class of any other ProFund on the basis of the respective net asset values of the shares involved; provided, that, in connection with exchanges for shares of the ProFund, certain minimum investment levels are maintained (see "Shareholders Services -- Exchanges " in the Prospectus).

                       INVESTMENT POLICIES AND TECHNIQUES

GENERAL

     Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds. In addition, set forth below is further information relating to the ProFunds. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the ProFunds by its investment adviser, ProFund Advisors LLC, a Maryland limited liability company with offices at 7900 Wisconsin Avenue, NW, Bethesda, Maryland (the "Advisor").

     Certain investment restrictions of a ProFund specifically identified as fundamental policies may not be changed without the affirmative vote of at least the majority of the outstanding shares of that ProFund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). All other investment policies of the ProFunds not specified as fundamental (including the benchmarks of the ProFunds) may be changed by the Trustees of the Trust without the approval of shareholders.

     It is the policy of the ProFunds to pursue their investment objectives and investment stategies regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

     The investment strategies of the ProFunds discussed below, and as discussed in the Prospectus, may be used by a ProFund if, in the opinion of the Advisor, these strategies will be advantageous to the ProFunds. The ProFunds are free to reduce or eliminate the ProFunds' activity in any of those areas without changing the ProFunds fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund will result in the achievement of its objective.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment  objectives and general  investment  polices of each ProFund
are  described  in  the  Prospectus.   Additional   information  concerning  the
characteristics of the ProFunds' investments is set forth below.

     Each ProFund seeks to achieve its investment objective by creating investment exposure within a specific economic sector equal to aproximately twice its net assets. This is accomplished by leveraging the portfolio through the utilization of futures contracts, options, swaps, and other financial instruments. The combination of sector specific funds, combined with leveraging, increases the volatility of the ProFunds.

EQUITY SECURITIES

     Each ProFund may invest in equity securities of companies that the Advisor believes will experience relatively rapid earnings growth. The market price of securities owned by a ProFund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions whch are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds are particularly sensitive to these market risks.

FOREIGN INVESTMENT RISK

     The ProFunds may invest in securities of foreign issuers, the Precious Metals ProFund may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). Investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, and foreign securities often trade with less frequency and volume than domestic securities and are usually not subject to the same degree of regulation as U.S. issuers. Special U.S. tax considerations may apply to a ProFund's investment in foreign securities.

CURRENCY RISK

     The ProFunds, and in particular the Precious Metals ProFund, may in securities that trade in, or receive revenues in, foreign currencies. To the extent that a ProFund does so, that ProFund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund assets which are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss.

FUTURES CONTRACTS AND RELATED OPTIONS

     The ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

     When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

     Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds may engage in related closing purchase or sale transactions with respect to options on futures contracts by buying an option of the same series as an option previously written by a ProFund, or selling an option of the same series as an option previously purchased by a ProFund. The ProFunds will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission.

     When a ProFund purchases or sells a stock index futures contract, or sells an option thereon, the ProFund "covers" its position. To cover its position, a ProFund may enter into an offsetting position or maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

     The ProFunds may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations promulgated by the Commodity Futures Trading Commission (the "CFTC Regulations") under the Commodity Exchange Act under which each of these ProFunds would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, a ProFund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non- bona fide hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non- bona fide hedging positions do not exceed 5% of the liquidation value of the ProFund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

     The ProFunds will cover their positions when they write a futures contract or option on a futures contract. A ProFund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund will maintain in a segregated account cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the futures contract. A ProFund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A ProFund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

     A ProFund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund will maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the futures contract. A ProFund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. A ProFund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund will maintain in a segregated account cash or high-grade liquid debt securities equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

     Although the ProFunds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

     The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions and to create synthetic money market positions. See "Taxation" herein.

     A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Whether a ProFund will realize a profit or loss by the use of options on stock indexes will depend on movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A ProFund will not enter into an option position that exposes the ProFund to an obligation to another party, unless the ProFund either (i) owns an offsetting position in securities or other options and/or (ii) maintains with the ProFund's custodian bank liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

     The ProFunds may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing their investment objectives. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board of Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased over-the-counter options and the cover for written over-the-counter options will be subject to the 15% limitation on investment in illiquid securities by the ProFunds. See "Illiquid Securities."

     Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

     Each ProFund may buy and write (sell) options on securities for the purpose of realizing its investment objectives. By buying a call option, a ProFund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund or, if higher, by owning such call option and depositing and maintaining in a segregated account cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund may cover its position by depositing and maintaining in a segregated account cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund. When a ProFund writes a put option, the ProFund will have and maintain on deposit with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund to write call options on stocks held by the ProFund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     If a ProFund that writes an option wishes to terminate the ProFund's obligation, the ProFund may effect a "closing purchase transaction." The ProFund accomplishes this by buying an option of the same series as the option previously written by the ProFund. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund accomplishes this by selling an option of the same series as the option previously purchased by the ProFund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund if the premium, plus commission costs, paid by the ProFund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund on the sale of the call or the put option. The ProFund also will realize a gain if a call or put option which the ProFund has written lapses unexercised, because the ProFund would retain the premium.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund. If an options market were to become unavailable, the ProFund would be unable to realize its profits or limit its losses until the ProFund could exercise options it holds, and the ProFund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SWAP AGREEMENTS

     The ProFunds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the ProFunds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

     A ProFund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a ProFund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the ProFund illiquid investment limitations. A ProFund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     Each ProFund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount.

     Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a ProFund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the ProFunds and their Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund's borrowing restrictions.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of the ProFund transactions in swap agreements.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

AMERICAN DEPOSITORY RECEIPTS

     For many foreign securities, U.S. dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a ProFund can avoid currency risks during the settlement period for either purchase or sales.

     In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     A ProFund may invest in both sponsored and unsponsored ADRs. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

U.S. GOVERNMENT SECURITIES

     Each ProFund also may invest in U.S. government securities in pursuit of its investment objectives, as "cover" for the investment techniques these ProFunds employ, or for liquidity purposes.

     Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund's portfolio investments in these securities.

     U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

REPURCHASE AGREEMENTS

     Each of the ProFunds may enter into repurchase agreements with financial institutions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other liquid assets held by the ProFund, amounts to more than 15% of its total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

CASH RESERVES

     To seek its investment objective, as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each ProFund may temporarily invest all or part of the ProFund's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

REVERSE REPURCHASE AGREEMENTS

     The ProFunds may use reverse repurchase agreements as part of their investment strategies. Reverse repurchase agreements involve sales by a ProFund of portfolio assets concurrently with an agreement by the ProFund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds intend to use the reverse repurchase technique only when it will be to the ProFund's advantage to do so. The ProFund will establish a segregated account with its custodian bank in which the ProFund will maintain cash or liquid instruments equal in value to the ProFund's obligations in respect of reverse repurchase agreements.

BORROWING

     The ProFunds may borrow money for cash management purposes or investment purposes. Each of the ProFunds may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the ProFunds. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund will increase more when the ProFund's portfolio assets increase in value and decrease more when the ProFund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

     As required by the 1940 Act, a ProFund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the ProFund's assets should fail to meet this 300% coverage test, the ProFund, within three days (not including Sundays and holidays), will reduce the amount of the ProFund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. In addition to the foregoing, the ProFunds are authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the ProFund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

LENDING OF PORTFOLIO SECURITIES

     Each of the ProFunds may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund any income accruing thereon, and the ProFund may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund will not lend more than 33 1/3% of the value of the ProFund's total assets. Loans would be subject to termination by the lending ProFund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A lending ProFund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     Each ProFund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund's net asset value. Each ProFund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the ProFund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

     The Trust will also establish a segregated account with the Trust's custodian bank in which the ProFunds will maintain liquid instruments equal to or greater in value than the ProFund's purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that a ProFund's net asset value or income will be adversely affected by the ProFund's purchase of securities on a when-issued or delayed delivery basis.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

     The ProFunds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund invests in, and, thus, is a shareholder of, another investment company, the ProFund's shareholders will indirectly bear the ProFund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund's own investment adviser and the other expenses that the ProFund bears directly in connection with the ProFund's own operations.

ILLIQUID SECURITIES

     While none of the ProFunds anticipates doing so, each of the ProFunds may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund will not invest more than 15% of the ProFund's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the
unavailability   of  reliable  market   quotations  for  such  securities,   and
investments in illiquid securities may have an adverse impact on net asset value.

     Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. Trustees of ProFunds have delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund's liquidity.

PORTFOLIO TURNOVER

     The nature of the ProFunds will cause the ProFunds to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds. In addition, a ProFund's portfolio turnover level may adversely affect the ability of the ProFund to achieve its investment objective. Because each ProFund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the ProFund's investors, it is difficult to estimate what the ProFund's actual turnover rate will be in the future. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the ProFunds invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year. Each ProFund expects to typically hold many of its investments in short-term options and futures contracts, which, therefore, are excluded for purposes of computing portfolio turnover.

SPECIAL CONSIDERATIONS

     To the extent discussed above and in the Prospectus, the ProFunds present certain risks, some of which are further described below.

     LEVERAGE. Each ProFund intends to use leveraged investment techniques in pursuing their investment objectives. Utilization of leveraging involves special risks and should be considered to be speculative. Leverage exists when a ProFund achieves the right to a return on a capital base that exceeds the amount the ProFund has invested. Leverage creates the potential for greater gains to shareholders of these ProFund during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFund's shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the ProFund to pay interest which would decrease the ProFund's total return to shareholders. If these ProFunds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss of approximately twice the amount they would have incurred had these ProFunds not been leveraged.

     NON-DIVERSIFIED STATUS. Each ProFund is a "non-diversified" series. Each ProFund is considered "non-diversified" because a relatively high percentage of the ProFund's assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That ProFund's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A ProFund's classification as a "non-diversified" investment company means that the proportion of the ProFund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on these ProFund that are less restrictive than the requirements applicable to the "diversified" investment companies under the 1940 Act.

                             INVESTMENT RESTRICTIONS

     The ProFunds have adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of a ProFund, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of:
(i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

     A ProFund may not:

1. Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities or repurchase agreements with respect thereto).

2. Make investments for the purpose of exercising control or management.

3. Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

5. Issue senior securities to the extent such issuance would violate applicable law.

6. Borrow money, except that the ProFund (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The ProFund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the ProFund's investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

7. Underwrite securities of other issuers, except insofar as the ProFund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

8. Purchase or sell commodities or contracts on commodities, except to the extent the ProFund may do so in accordance with applicable law and the ProFund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

                        DETERMINATION OF NET ASSET VALUE

     The net asset values of the shares of the ProFunds are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE and the Chicago Mercantile Exchange ("CME") are open for business. To the extent that portfolio securities of a ProFund are traded in other markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may be affected on days when investors do not have access to the ProFund to purchase or redeem shares.

     The net asset value of shares of a ProFund serves as the basis for the purchase and redemption price of each class of shares. The net asset value per share of a ProFund is calculated by dividing the market value of the ProFund's assets, less all liabilities attributed to the ProFund, by the number of outstanding shares of the ProFund. If market quotations are not readily available, a security will be valued at fair value by the Trustees of the Trust or by the Advisor using methods established or ratified by the Trustees of the Trust.

     The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the over-the-counter markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the ProFunds' Board of Trustees.

     Futures contracts maintained by ProFunds are valued at their last sale price prior to the valuation time. Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by a ProFund are valued at their last sale price prior to the valuation time or at fair value. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchanges, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value.

     In the event a trading halt closes a futures exchange for a given day and that closure occurs prior to the close of the NYSE on that day, futures positions traded on such exchange and held by a ProFund will be valued on the basis of the day's settlement prices on the futures exchange or fair value.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds and the other client accounts.

     The policy of each ProFund regarding purchases and sales of securities for a ProFund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each ProFund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     In seeking to implement a ProFund's policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

                             MANAGEMENT OF PROFUNDS

     The Board of Trustees is responsible for the general supervision of the Trust's business. The day-to-day operations of the ProFunds are the responsibilities of Trust's officers. The names and addresses (and ages) of the Trustees of the Trust, the officers of the Trust, and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust; Trustee expenses for interested Trustees will be paid by the Advisor.

TRUSTEES AND OFFICERS OF PROFUNDS

     MICHAEL L. SAPIR* (birthdate: May 19, 1958). Currently: Trustee, Chairman and Chief Executive Officer of ProFunds; Chairman and Chief Executive Officer of the Advisor. Formerly: Principal, Law Offices of Michael L. Sapir; Senior Vice President, General Counsel, Padco Advisors, Inc.; Partner, Jorden Burt Berenson & Klingensmith. His address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

     LOUIS M. MAYBERG* (birthdate: August 9, 1962). Currently: Trustee and Secretary of ProFunds; President, the Advisor. Formerly: President, Potomac Securities, Inc.; Managing Director, National Capital Companies, LLC. His address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

     NIMISH BHATT (birthdate: June 6, 1963). Currently: Treasurer of ProFunds; Vice President, Tax and Financial Services, BISYS Fund Services. Formerly:
Assistant Vice President, Evergreen ProFunds VP/First Union Bank; Senior Tax Consultant, Price Waterhouse LLP. His address is 3435 Stelzer Road, Columbus, Ohio 43219.

     MICHAEL C. WACHS (birthdate: October 21, 1961). Currently: Trustee of ProFunds; Vice President, Delancy Investment Group, Inc. Formerly: Vice President/Senior Underwriter, First Union National Bank; Vice President, Vice President/Senior Credit Officer and Vice President/Team Leader, First Union Capital Markets Corp. His address is 1528 Powder Mill Lane, Wynnewood, Pennsylvania 19096.

     RUSSELL S. REYNOLDS, III (birthdate: July 21, 1957). Currently: Trustee of ProFunds; Managing Director, Chief Financial Officer and Secretary, Directorship, Inc. Formerly: President, Quadcom Services, Inc. His address is 7 Stag Lane, Greenwich, Connecticut 06831.

     *This Trustee is deemed to be an "interested  person" within the meaning of
Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

PROFUNDS TRUSTEE COMPENSATION TABLE

     The following table reflect fees paid to the Trustees for the year ended December 31, 1998.

NAME OF
PERSON:  POSITION                                                 COMPENSATION

Michael L. Sapir, Chairman and Chief Executive Officer            None

Louis M. Mayberg, Trustee, President, Secretary                   None

Russell S. Reynolds, III, Trustee                                 $5,000

Michael C. Wachs, Trustee                                         $3,750

PROFUND ADVISORS LLC

     Under an investment advisory agreement between the Trust and the Advisor with respect to the ProFunds, dated [ ], 2000, each ProFund pays the Advisor a fee at an annualized rate, based on its average daily net assets, of 0.75%. The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds, in accordance with the investment objectives, policies, and limitations of each ProFund, subject to the general supervision and control of Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services. The Advisor, from its own resources, including profits from advisory fees received from the ProFunds, provided such fees are legitimate and not excessive, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of ProFund shares. The Advisor's address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

ADMINISTRATION, TRANSFER AGENT, FUND ACCOUNTING AGENT AND CUSTODIAN

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as Administrator to the ProFunds. The Administrator provides the ProFunds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the ProFunds under Federal and state securities laws. The Administrator also maintains the shareholder account records for the ProFunds, distributes dividends and distributions payable by the ProFunds, and produces statements with respect to account activity for the ProFunds and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the ProFunds; each ProFund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds under the service agreement.

     For its services as Administrator, each ProFund pays BISYS an annual fee equal to .05% of average daily net assets. BISYS Funds Services, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds, for which it receives additional fees. Additionally, ProFunds and BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters. The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds. For these services, each ProFund will pay to the Advisor a fee at the annual rate of .15% of its average daily net assets for all ProFunds.

     UMB Bank, N.A. acts as custodian to the ProFunds. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP serves as independent auditors to the ProFunds. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL

     Dechert Price & Rhoads serves as counsel to the ProFunds. The firm's address is 1775 Eye Street, N.W., Washington, DC 20006-2401.

DISTRIBUTOR

     Concord Financial Group, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the distributor and principal underwriter of the ProFunds' shares in all fifty states and the District of Columbia. Concord Financial Group, Inc. receives no compensation from the ProFunds for serving as distributor.

SHAREHOLDER SERVICES PLAN

     Each ProFund has adopted a Shareholder Services Plan (the "Plan") which provides that each ProFund will make payments equal to 1.00% (on an annual basis) of the average daily value of the net assets of such ProFund's Service Class shares attributable to or held in the name of the investment advisers and other authorized institutions that sell Service Class shares ("Authorized Firms") for providing account administration services to their clients who are beneficial owners of such shares. The Administrator may act as an Authorized Firm. The Trust will enter into agreements ("Shareholder Services Agreements") with Authorized Firms that purchase Service Class shares on behalf of their clients. The Shareholder Services Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable ProFund attributable to or held in the name of the Authorized Firm for its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

     The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the related Shareholder Services Agreements, have voted to adopt the Plan and Shareholder Services Agreements at a meeting called for the purposes of voting on such Plan and Shareholder Services Agreements. The Plan and Shareholder Services Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Class shares of the affected ProFund. The Shareholder Services Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Class shares of the affected ProFund on not more than 60 days' written notice to any other party to the Shareholder Services Agreements. The Shareholder Services Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the ProFunds and holders of Service Class shares of the ProFunds. In the Trustees' quarterly review of the Plan and Shareholder Services Agreements, they will consider their continued appropriateness and the level of compensation provided therein.

     The intent of the Plan and Shareholder Services Agreements is to procure quality shareholder services on behalf of ProFund shareholders; in adopting the Plan and Shareholder Services Agreements, the Trustees considered the fact that such shareholder services may have the effect of enhancing distribution of ProFund Service Class shares and the growth of the ProFunds. In light of this, the ProFunds intend to observe the procedural requirements of Rule 12b-1 under the 1940 Act in considering the continued appropriateness of the Plan and Shareholder Services Agreements.

                               COSTS AND EXPENSES

     Each ProFund bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund expenses include: the management fee; administrative and transfer agent fees; shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

          ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

     ProFunds is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of forty separately managed series, seventeen of which are described herein. Other series may be added in the future. Each ProFund offers two classes of share: the Service Class shares and the Investor Class shares.

     All shares of the ProFunds are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting only a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

     Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent of such Trustees. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

     The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would not be able to meet the Trust's obligations. This risk should be considered remote.

                                    TAXATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds and the purchase, ownership, and disposition of ProFund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     Dividends out of net ordinary income and distribution of net short-term capital gains are taxable to the recipient U.S. shareholders as ordinary income, whether received in cash or reinvested in ProFund shares. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

     The excess of net long-term capital gains over the net short-term capital losses realized and distributed by a ProFund to its U.S. shareholders as capital gains distributions is taxable to the shareholders as gain from the sale of a capital asset held for more than one year, regardless of the length of time a shareholder has held the ProFund shares. If a shareholder holds ProFund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of the ProFund shares will be long-term loss to the extent of such distribution.

     The amount of an income dividend or capital gains distribution declared by a ProFund during October, November or December of a year to shareholder of record as of a specified date in such a month that is paid during January of the following year will be deemed to be received by shareholders on December 31 of the prior year.

     Any dividend or distribution paid by a ProFund has the effect of reducing the ProFund's net asset value per share. Investors should be careful to consider the tax effect of buying shares shortly before a distribution by a ProFund. The price of shares purchased at that time will include the amount of the
forthcoming   distribution,   but  the  distribution  will  be  taxable  to  the
shareholder.

     A dividend or capital gains distribution with respect to shares of a ProFund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distribution from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

     Shareholders will be advised annually as to the federal tax status of dividends and capital gains distribution made by the ProFunds for the preceding year. Distributions by the ProFunds generally will be subject to state and local taxes.

     Each of the ProFunds intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the ProFund's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the ProFund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

     As a RIC, a ProFund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund intends to distribute substantially all of such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund level. To avoid the tax, each ProFund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds intend to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund in October, November or December of that year with a record date in such a month and paid by the ProFund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

MARKET DISCOUNT

     If a ProFund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund in each taxable year in which the ProFund owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund at a constant rate over the time remaining to the debt security's maturity or, at the election of the ProFund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by the ProFunds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the ProFunds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a ProFund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a ProFund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the ProFunds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a ProFund, and losses realized by the ProFund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a ProFund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the ProFunds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a ProFund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddles rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES

     Recently enacted rules may affect the timing and character of gain if a ProFund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the ProFund enters into certain transactions in property while holding substantially identical property, the ProFund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the ProFund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the ProFund's holding period and the application of various loss deferral provisions of the Code.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The ProFunds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a ProFund receives a so-called "excess distribution" with respect to PFIC stock, the ProFund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the ProFund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the ProFund held the PFIC shares. Each ProFund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior ProFund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

     The ProFunds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a ProFund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the ProFund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of ProFund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

DISTRIBUTIONS

     Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a ProFund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the ProFund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may deduct the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the ProFund as capital gain dividends, whether paid in cash or in shares, are taxable as gain from the sale or exchange of an asset held for more than one year, regardless of how long the shareholder has held the ProFund's shares. Capital gains dividends are not eligible for the dividends received deduction.

     Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a ProFund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a ProFund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

     If a shareholder has chosen to receive distributions in cash, and the postal ( or other delivery ) service is unable to deliver checks to the shareholder's address of record, the ProFunds will change the distribution option so that all distributions are automatically reinvested in additional shares. The ProFunds will not pay interest on uncashed distribution checks.

DISPOSITION OF SHARES

     Upon a redemption, sale or exchange of shares of a ProFund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term, mid-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a ProFund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

     Each ProFund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the ProFund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the ProFund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION

     Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

     Each ProFund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the ProFund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the ProFund is required to distribute as dividends to shareholders in order for the ProFund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the ProFund's shares; the total return on a shareholder's investment will not be reduced as a result of the ProFund's distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     From time to time, each of the ProFunds may advertise the total return of the ProFund for prior periods. Any such advertisement would include at least average annual total return quotations for one, five, and ten-year periods, or for the life of the ProFund. Other total return quotations, aggregate or average, over other time periods for the ProFund also may be included.

     The total return of a ProFund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the ProFund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; this calculation assumes that the initial investment is made at the current net asset value and that all income dividends or capital gains distributions during the period are reinvested in shares of the ProFund at net asset value. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the ProFund.

     Average annual total return quotations for periods of two or more years are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested to the ending redeemable value.

COMPARISONS OF INVESTMENT PERFORMANCE
     In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund, comparisons of the performance information of the ProFund for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutsche Aktienindex, all of which are unmanaged market indicators. Such comparisons can be useful measures of the quality of a ProFund's investment performance.

     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each ProFund also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others.

     Further information about the performance of the ProFunds will be contained in the ProFunds annual reports to shareholders, which may be obtained without charge by writing to the ProFunds at the address or telephoning the ProFunds at the telephone number set forth on the cover page of this SAI. However, because the ProFunds have no history of investment operations, they have not yet prepared any shareholder reports.

RATING SERVICES

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

                              FINANCIAL STATEMENTS

     Since the ProFunds had not commenced operation as of the date of this Statement of Additional Information, there are no financial statements to include in the Statement of Additional Information.

     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                   APPENDIX B

                        DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P'S CORPORATE RATINGS:

     AAA-Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA-Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa-Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE'S CORPORATE BOND RATINGS:

     AAA-Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA-Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS:

     AAA-Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury ProFunds.

     AA+, AA-High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

     AAA-Prime-These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds-In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds-Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA-High Grade-The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS:

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:

     Duff  1+-Highest  certainly  of  timely  payment.   Short  term  liquidity,
including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

     Duff 1-Very high certainty of timely +.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or relating supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

     A-Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB-Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     BB-Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

     B-Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

     CCC-Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

     CC-Obligations which are highly speculative or which have a high risk of default.

     C-Obligations which are currently in default.

     Notes: "+" or "-".

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely business, economic or financial conditions.

     A3-Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     B-Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C-Obligations for which there is an inadequate capacity to ensure timely repayment. D-Obligations which have a high risk of default or which are currently in default

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

     TBW-1-The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2-The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated 'TBW-1'.

     TWB-3-The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TWB-4-The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

     AAA-The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

     AA-The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

     A-The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB-The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

     BB-While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

     B-Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

     CCC-Issues rate "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     CC-"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

     D-Default

     These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

RATINGS IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

                                    PART C
                                OTHER INFORMATION



ITEM 23. Exhibits


         (a)(1)        Certificate of Trust of ProFunds (the "Registrant")(1)
         (a)(2)        First Amended Declaration of Trust of the Registrant
                       (2)
         (a)(3) Form of Establishment and Designation of Series dated February 18, 1998(5)
         (a)(4) Form of Establishment and Designation of Series dated February 23, 1999(5)
         (a)(5) Form of Establishment and Designation of Eleven Series dated October 15, 1999(6)
         (a)(6)        Form of Establishment and Designation of Three Series (7)
         (a)(7)        Form of Establishment and Designation of Seventeen
                       Series
         (b)           By-laws of Registrant (2)
         (c)           Not Applicable
         (d)(1)        Form of Investment   Advisory  Agreement (2)
         (d)(2)        Investment Advisory Agreement for Cash Management
                       Portfolio (7)
         (d)(3)        Amendment to Investment Advisory Agreement between
                       ProFunds and ProFund Advisors LLC (7)
         (d)(4)        Investment Advisory Agreement for UltraEurope and
                       UltraShort Europe ProFunds (4)
         (d)(5)        Form of Amended and Restated Investment Advisory
                       Agreement
         (e)           Form of Distribution Agreement and Dealer Agreement
                       (2)
         (f)           Not Applicable
         (g)(1)        Form of Custody Agreement with UMB Bank, N.A. (2)
         (g)(2)        Amendment to Custody Agreement with UMB Bank, N.A. (3)
         (h)(1)        Form of Transfer Agency Agreement (2)
         (h)(2)        Form of Administration Agreement (2)
         (h)(3) Form of Administration and Services Agreement incorporated by reference to Bankers Trust Company's Registration Statement on Form N-1A ('40 Act file no. 811-06073)filed with the Commission on April 24, 1996.
         (h)(4)        Form of Fund Accounting Agreement (2)
         (h)(5)(i)     Form of Management Services Agreement(2)
         (h)(5)(ii) Amendment to Management Services Agreement with respect to the UltraShort OTC ProFund (3)
         (h)(5)(iii) Form of Amended and Restated Management Services Agreement (4)
         (h)(6)        Form of Shareholder Services Agreement related to
                       Adviser Shares (2)
         (h)(7)        Form of Omnibus Fee Agreement with BISYS Fund Services
                       LP (2)
         (h)(8)        Form of Amendment to Omnibus Fee Agreement (6)
         (h)(9)        Form of Participation Agreement (6)
         (h)(10)       Form of Administrative Services Agreement(6)
         (i)           Opinion and Consent of Counsel to the Registrant (2)
         (j)           Consent of Independent Auditors
         (k)           None
         (l) Purchase Agreement dated October 10, 1997 between the Registrant and National Capital Group, Inc. (2)
         (m)(1)        Form of Distribution Plan (6)
         (m)(2)        Form of Services Agreement (6)
         (n)(1)        Multiple Class Plan (previously o(1)) (7)
         (n)(2)        Form of Amended and Restated Multi-Class Plan
                       (previously o(2))
         (o)(1) Power of Attorney of Cash Management Portfolio (previously p(1)) (7)
         (o)(2)        Power of Attorney of ProFunds (previously p(2))(4)

(1)  Filed with initial registration statement.

(2) Previously filed on October 29, 1997 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.

(3) Previously filed on February 24, 1998 as part of Post-Effective Amendment No. 1 and incorporated by reference herein.

(4) Previously filed on March 2, 1999 as part of Post-Effective Amendment No.4 and incorporated by reference herein.

(5) Previously filed on August 4, 1999 as part of Post-Effective Amendment No.6 and incorporated by reference herein.

(6) Previously filed on October 15, 1999 as part of Post-Effective Amendment No.8 and incorporated by reference herein.

(7) Previously filed on November 15, 1999 as part of Post-Effective Amendment No. 9 and incorporated by reference herein.



ITEM 24. Persons Controlled By or Under Common Control With Registrant.
         None.

ITEM 25. Indemnification

         The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

         (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

         (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

         (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

         The   Declaration  of  Trust  of  the   Registrant   provides  that  if
         indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. Business and Other Connections  of Investment  Advisor

         ProFund Advisors LLC (the "Advisor"), a limited liability company formed under the laws of the State of Maryland on May 8, 1997. Information relating to the business and other connections of Bankers Trust which serves as investment adviser to the Cash Management Portfolio and each director, officer or partner of Bankers Trust are hereby incorporated by reference to disclosures in Item 28 of BT Institutional funds (accession # 0000862157-97-00007) is filed on March 17, 1997 with the Securities and Exchange Commission.

ITEM 27. Principal Underwriter

Concord Financial Group, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 acts solely as interim distributor for the Registrant. The officers of Concord
Financial Group, Inc., all of whose principal business address is set forth above, are:

Name                   Principal Position and Offices             Position and Offices
                       with CFG                                   with Registrant

Lynn J. Magnum         Chairman                                   none

Dennis Sheehan Sr.     Vice President                             none

Michael D. Burns       Vice President/                            none
                       Chief Compliance Officer

Steven Mintos          Executive Vice                             none
                       President/Chief Operating Officer

Dale Smith             Vice President/                            none
                       Chief Financial Officer

Kevin Dell             Vice President                             none
                       General Counsel/Secretary



ITEM 28. Location of Accounts and Records

         All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

         (1) ProFund Advisors LLC, 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland (records relating to its functions as investment adviser and manager to the portfolios other than the Money Market ProFund);

         (2)      BISYS  Fund  Services,   3435  Stelzer  Road,  Columbus,  Ohio
                  (records relating to the administrator, fund accountant and transfer agent).

         (3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each ProFund (records relating to its function as Custodian)

ITEM 29. Management Services

         None.

ITEM 30. Undertakings

         (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.


          (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.

                                   SIGNATURES
                                    PROFUNDS


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on December 23, 1999.


                                        PROFUNDS


                                        /S/ MICHAEL L. SAPIR*
                                        Michael L. Sapir, Chairman
                                        and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signatures                           Title                   Date


/s/      MICHAEL L. SAPIR*           Trustee, President     December 23, 1999
         Michael L. Sapir


/s/      LOUIS MAYBERG*              Trustee, Secretary     December 23, 1999
         Louis Mayberg


/s/      RUSSELL S. REYNOLDS, III*   Trustee                December 23, 1999
         Russell S. Reynolds, III


/s/      MICHAEL WACHS*              Trustee                December 23, 1999
         Michael Wachs


/s/      NIMISH BHATT*               Treasurer              December 23, 1999
         Nimish Bhatt





*By: /s/ KEITH T. ROBINSON


     Keith T. Robinson
     as Attorney-in-Fact
     Date: December 23, 1999

                                   SIGNATURES
                            CASH MANAGEMENT PORTFOLIO


     CASH MANAGEMENT PORTFOLIO has duly caused this Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of ProFunds to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Baltimore and the State of Maryland on the 21st day of December, 1999.


CASH MANAGEMENT PORTFOLIO

/s/ Daniel O. Hirsch

Daniel O. Hirsch, Assistant Secretary


     This Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of ProFunds has been signed below by the following persons in the capacities indicated with respect to Cash Management Portfolio on December 21st 1999.


Signatures                                 Title


/s/ John Y. Keffer*                       President and Chief Executive Officer
---------------------------------------
    John Y. Keffer


/s/ Charles A. Rizzo*                      Treasurer and Principal
---------------------------------------    Financial and Accounting Officer
    Charles A. Rizzo


/s/ Charles P. Biggar*                     Trustee
--------------------------------------
    Charles P. Biggar


/s/ S. Leland Dill*                        Trustee
--------------------------------------
    S. Leland Dill


/s/ Richard T. Hale*                       Trustee
--------------------------------------
    Richard T. Hale


/s/ Richard J. Herring*                    Trustee
--------------------------------------
    Richard J. Herring


/s/ Bruce E. Langton*                     Trustee
--------------------------------------
    Bruce E. Langton


/s/ Martin J. Gruber*                      Trustee
--------------------------------------
    Martin J. Gruber


/s/ Philip Saunders, Jr.*                  Trustee
--------------------------------------
    Philip Saunders, Jr.


/s/ Harry Van Benschoten*                  Trustee
--------------------------------------
    Harry Van Benschoten


*By: /s/ DANIEL O. HIRSCH

       Daniel O. Hirsch, Secretary of Cash Management Portfolio as Attorney-in-Fact


Date: December 21, 1999

                                 Exhibit Index



Exhibit          Description

(a)(7)           Form of Establishment and Designation of Seventeen Series

(d)(5)           Form of Amended and Restated Investment Advisory Agreement

(j)              Consent of Independent Auditors

(n)(2)           Form of Amended and Restated Multi-Class Plan